Borrowings - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 31,220	£ 30,794		£ 28,730
Property, plant and equipment pledged as security	67	84
Collateral received	582	785
Lease liabilities	685	735	£ 744	£ 270
Liability held at fair value through profit and loss	682	741
Change in fair value	1	10
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	2	18
GBP LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings	328
USD LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings	59
Lease liabilities	173
IFRS 16
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities			£ 474
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	31,010	30,422
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	34,676	34,174
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	20,333	14,059
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	14,343	20,115
Financial liabilities at fair value through profit and loss
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 684	£ 759